RESERVE FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES	6 Months Ended
Jun. 30, 2026
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
RESERVE FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES	RESERVE FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES
The following table represents an analysis of loss and loss adjustment expenses and a reconciliation of the beginning and ending reserve for unpaid loss and loss adjustment expenses:

(Expressed in thousands of U.S. Dollars)	June 30, 2026	December 31, 2025	June 30, 2025

Reserve for unpaid loss and loss adjustment expenses at beginning of period / year	$798,339	$794,243	$794,243
Reinsurance recoverables on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(226,233)	(213,663)	(213,663)
Net reserve for unpaid loss and loss adjustment expenses at beginning of period / year	572,106	580,580	580,580

Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	157,707	251,592	143,370
Prior accident years	(30,562)	(35,810)	(19,574)
Net loss and loss adjustment expenses	127,145	215,782	123,796

Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(5,784)	(36,088)	(13,333)
Prior accident years	(90,146)	(188,119)	(131,103)
Net loss and loss adjustment expenses paid	(95,930)	(224,207)	(144,436)

Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	—	(49)	—
Net reserve for unpaid loss and loss adjustment expenses at end of period / year	603,321	572,106	559,940
Reinsurance recoverables on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	239,567	226,233	241,556
Reserve for unpaid loss and loss adjustment expenses at end of period / year	$842,888	$798,339	$801,496
Development on Prior Loss Reserves:
For the six months ended June 30, 2026, favorable development of $30.6 million was recorded on reserves for accident years 2025 and prior. The favorable development in prior years’ losses is split between $24.9 million for the short-tail segment and $5.8 million for the reinsurance segment driven by consistent favorable claims experience, partially offset by $0.1 million of unfavorable development on the long-tail segment.
For the six months ended June 30, 2025, favorable development of $19.6 million was recorded on reserves for accident years 2024 and prior. The favorable development in prior years’ losses is split between $30.6 million for the short-tail segment and $8.4 million for the reinsurance segment driven by favorable claims experience, partially offset by $19.4 million of unfavorable development on the long-tail segment driven by unfavorable claims experience and the forex revaluation impact of non-U.S. Dollar reserves.
The following table provides the balance of reinsurance recoverables, net of allowance for expected credit losses, at June 30, 2026 and December 31, 2025:

(Expressed in thousands of U.S. Dollars)	June 30, 2026	December 31, 2025

Reinsurance recoverables on unpaid losses, net of allowance for expected credit losses	239,567	$226,233
Reinsurance recoverables on paid losses, net of allowance for expected credit losses	5,483	7,417
Total reinsurance recoverables	245,050	233,650